Cover	12 Months Ended
Dec. 27, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	TRUE
Entity Information [Line Items]
Entity Registrant Name	INTEL CORPORATION
Entity Central Index Key	0000050863